ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Sep. 30, 2022
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE, NET

Accounts receivable, net, consists of the following:

	September 30, 2022	September 30, 2021

Accounts receivable	$6,797,644	$6,167,498
Less: allowance for doubtful accounts	(13,337)	(14,691)
Accounts receivable, net	$6,784,307	$6,152,807

SCHEDULE OF ACCOUNTS RECEIVABLE AND SUBSEQUENT COLLECTION BY AGING BUCKET

The following table summarizes the Company’s accounts receivable and subsequent collection by aging bucket:

Accounts Receivable by aging bucket	Balance as of September 30, 2022	Subsequent collection	% of subsequent collection

Less than 3 months	$6,783,125	$4,982,674	73.5%
From 4 to 6 months	1,814	1,147	63.2%
From 7 to 9 months	221	-	-
From 10 to 12 months	-	-	-
Over 1 year	12,484	141	1.1%
Total gross accounts receivable	6,797,644	4,983,962	73.3%
Allowance for doubtful accounts	(13,337)	-
Accounts Receivable, net	$6,784,307	$4,983,962	73.5%

SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS

Allowance for doubtful accounts movement is as follows:

	September 30, 2022	September 30, 2021

Beginning balance	$14,691	$93,032
Additions	-	16,891
Write-off uncollectible balance	-	(99,548)
Foreign currency translation adjustments	(1,354)	4,316
Ending balance	$13,337	$14,691